PARENT COMPANY FINANCIAL DATA (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expense
Interest expense	$ 2,872	$ 2,311
Loss before income taxes and equity in undistributed earnings of subsidiary	2,218	2,222
Income tax benefit	877	1,164
Net income	1,341	1,058
Net income attributable to non-controlling interests	222	234
Net income available to common shareholders	1,119	$ 824
Parent Company [Member]
INCOME:
Dividends received from subsidiaries	125
Total income	125
Expense
Interest expense	166
Other operating expense	164
Total expense	330
Loss before income taxes and equity in undistributed earnings of subsidiary	(205)
Income tax benefit	(121)
Loss before equity in undistributed earnings of subsidiary	(84)
Equity in undistributed earnings of subsidiaries	1,425
Net income	1,341
Net income attributable to non-controlling interests	222
Net income available to common shareholders	$ 1,119